Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 70% - Fidelity Asset Manager 70%	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835